Annual Fund Operating Expenses - Alpha Architect US Equity 5 ETF - Alpha Architect US Equity 5 ETF Class	Nov. 12, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.02%	[2]
Expenses (as a percentage of Assets)	0.11%	[1]

[1]	The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.0945%
[2]	Other Expenses and Acquired Fund Fees and Expenses (AFFE) are estimated for the current fiscal year. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.